Leases -Summary of Future lease payments (Detail) - Dec. 31, 2023 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Leases [Abstract]
2024	¥ 3,182	$ 448
2025	2,298	324
2026	1,664	234
2027	1,032	145
2028	291	41
Thereafter	324	46
Total future lease payments	8,791	1,238
Less: Imputed interest	643	90
Total lease liability balance	¥ 8,148	$ 1,148